Real Estate Investment Assets (Tables)	12 Months Ended
Dec. 31, 2021
Real Estate [Abstract]
Schedule of Roll Forward of Real Estate Investment Assets

The following table is a roll forward of real estate investment assets:

	December 31, 2021	December 31, 2020

Beginning balance	$1,181	$–
Transfers from loans	–	1,140
Deposits from real estate investments	(200)	–
Additions for construction/development	670	41
Ending balance	$1,651	$1,181